OTHER INCOME, NET (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
American Depositary Receipt reimbursement	¥ 0		¥ 0	¥ 9,917,716
Tax refund	518,171		979,794	0
Others	1,438,848		464,335	287,559
Total	¥ 1,957,019	$ 300,788	¥ 1,444,129	¥ 10,205,275